Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000048888_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000048888_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000048888_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.13%
C000206228_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206228_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000206228_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000206230_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206230_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000206230_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000206229_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206229_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000206229_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000206232_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206232_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000206232_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000206231_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206231_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000206231_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000048888_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® New Markets Income Fund
C000048888_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000048888_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,024
C000048888_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,498
C000048888_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 12,663
C000048888_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 11,679
C000048888_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 12,951
C000048888_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 13,546
C000048888_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 13,297
C000048888_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,297
C000048888_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 12,875
C000048888_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,748	$ 13,748	$ 13,748	$ 13,748	$ 13,748
C000048888_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000048888_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048888_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,123
C000048888_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,155
C000048888_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,194
C000048888_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,632
C000048888_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,309
C000048888_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,092
C000048888_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,879
C000048888_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,631
C000048888_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,921
C000048888_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,766	13,766	13,766	13,766	$ 13,766
C000048888_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					J.P. Morgan Emerging Markets Bond Index Global Diversified
C000048888_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000048888_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,118
C000048888_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,146
C000048888_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 12,289
C000048888_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,765
C000048888_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,534
C000048888_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,246
C000048888_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,990
C000048888_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,502
C000048888_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,778
C000048888_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,613	$ 13,613	$ 13,613	$ 13,613	$ 13,613
C000048888_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.78%
C000048888_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.20%
C000048888_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.23%
C000048888_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000048888_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000048888_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.25%
C000206228_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000206228_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,600
C000206228_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,607
C000206228_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,628
C000206228_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,074
C000206228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,835
C000206228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,185
C000206228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,426	$ 10,426	$ 10,426	$ 10,426	10,426
C000206228_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206228_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206228_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,094
C000206228_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,549
C000206228_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,228
C000206228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,043
C000206228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,093
C000206228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,212	11,212	$ 11,212	11,212	11,212
C000206228_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified
C000206228_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206228_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,077
C000206228_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,592
C000206228_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,201
C000206228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,982
C000206228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,851
C000206228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,944	$ 10,944	$ 10,944	10,944	10,944
C000206228_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.29%
C000206228_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.07%
C000206228_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.75%
C000206228_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.56%
C000206228_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.89%
C000206228_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.43%
C000206228_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206228_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000206228_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.97%
C000206230_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000206230_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206230_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,010
C000206230_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,106
C000206230_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,606
C000206230_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,397
C000206230_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,675
C000206230_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,025	$ 11,025	$ 11,025	11,025	11,025
C000206230_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206230_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206230_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,094
C000206230_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,549
C000206230_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,228
C000206230_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,043
C000206230_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,093
C000206230_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,212	11,212	$ 11,212	11,212	11,212
C000206230_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified
C000206230_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206230_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,077
C000206230_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,592
C000206230_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,201
C000206230_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,982
C000206230_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,851
C000206230_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,944	$ 10,944	$ 10,944	10,944	10,944
C000206230_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.83%
C000206230_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.18%
C000206230_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.73%
C000206230_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206230_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000206230_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.97%
C000206229_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000206229_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206229_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,002
C000206229_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,978
C000206229_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,355
C000206229_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,036
C000206229_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,280
C000206229_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,470	$ 10,470	$ 10,470	10,470	10,470
C000206229_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206229_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206229_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,094
C000206229_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,549
C000206229_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,228
C000206229_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,043
C000206229_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,093
C000206229_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,212	11,212	$ 11,212	11,212	11,212
C000206229_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified
C000206229_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206229_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,077
C000206229_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,592
C000206229_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,201
C000206229_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,982
C000206229_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,851
C000206229_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,944	$ 10,944	$ 10,944	10,944	10,944
C000206229_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.69%
C000206229_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.16%
C000206229_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.68%
C000206229_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.69%
C000206229_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.16%
C000206229_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.68%
C000206229_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206229_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000206229_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.97%
C000206232_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000206232_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,600
C000206232_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,607
C000206232_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,621
C000206232_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,067
C000206232_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,835
C000206232_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,177
C000206232_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,426	$ 10,426	$ 10,426	10,426	10,426
C000206232_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206232_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206232_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,094
C000206232_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,549
C000206232_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,228
C000206232_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,043
C000206232_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,093
C000206232_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,212	11,212	$ 11,212	11,212	11,212
C000206232_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified
C000206232_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206232_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,077
C000206232_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,592
C000206232_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,201
C000206232_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,982
C000206232_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,851
C000206232_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,944	$ 10,944	$ 10,944	10,944	10,944
C000206232_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.21%
C000206232_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.07%
C000206232_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.73%
C000206232_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.47%
C000206232_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.89%
C000206232_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.42%
C000206232_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206232_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000206232_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.97%
C000206231_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000206231_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206231_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,010
C000206231_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,117
C000206231_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,630
C000206231_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,424
C000206231_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,715
C000206231_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,082	$ 11,082	$ 11,082	11,082	11,082
C000206231_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206231_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000206231_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,094
C000206231_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,549
C000206231_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,228
C000206231_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,043
C000206231_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,093
C000206231_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,212	11,212	$ 11,212	11,212	11,212
C000206231_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified
C000206231_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,000
C000206231_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,077
C000206231_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,592
C000206231_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,201
C000206231_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,982
C000206231_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 9,851
C000206231_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,944	$ 10,944	$ 10,944	$ 10,944	$ 10,944
C000206231_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.85%
C000206231_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.27%
C000206231_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.82%
C000206231_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000206231_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000206231_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.97%